UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08014
Utilities Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Utilities Portfolio                                                                                                                          as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Broadcasting and Cable — 2.9%
Antena 3 Television SA	3,380	$61,523
Inmarsat PLC	500,000	2,865,942
New Skies Satellites Holdings, Ltd.	150,000	3,156,750
Ovation, Inc. (1)(2)	18,040	200,000
PanAmSat Holding Corp.	419,005	10,139,921
Rogers Communications, Inc., Class B	250,000	9,862,500
		$26,286,636
Electric Utilities — 37.4%
Allegheny Energy, Inc. (1)	492,900	15,141,888
ALLETE, Inc.	316,666	14,506,469
British Energy Group PLC (1)	1,000,000	8,479,694
Dominion Resources, Inc.	110,000	9,475,400
E. ON AG ADR	560,000	17,220,000
Edison International	600,000	28,368,000
Enel SPA	1,285,000	11,086,779
Entergy Corp.	150,000	11,148,000
Exelon Corp.	461,250	24,649,200
FirstEnergy Corp.	100,000	5,212,000
Fortis, Inc.	50,000	4,178,873
Fortum Oyj	450,000	9,060,460
FPL Group, Inc.	381,860	18,176,536
ITC Holdings Corp.	200,000	5,796,000
Northeast Utilities	575,000	11,471,250
NorthWestern Corp.	225,000	6,792,750
NRG Energy, Inc. (1)	340,000	14,484,000
NSTAR	200,000	5,784,000
Ormat Technologies, Inc.	296,400	6,559,332
PG&E Corp.	575,000	22,568,750
PPL Corp.	360,000	11,638,800
Public Power Corp.	65,000	1,435,281
RWE AG	220,000	14,613,516
Scottish and Southern Energy PLC	650,000	11,850,387
Scottish Power PLC	1,054,290	10,651,070
Terna SPA	1,250,000	3,236,393
TXU Corp.	325,000	36,686,000
		$340,270,828
Energy Services — 0.5%
Evergreen Solar, Inc. (1)	300,000	2,799,000
KFx, Inc. (1)	100,000	1,712,000
		$4,511,000

Engineering and Construction — 2.8%
Bouygues SA	250,000	$11,653,921
Halliburton Co.	200,000	13,704,000
		$25,357,921
Gas Utilities — 11.3%
AGL Resources, Inc.	200,000	7,422,000
Enbridge, Inc.	50,000	1,596,000
Equitable Resources, Inc.	420,000	16,405,200
Gaz de France (1)	33,200	1,113,567
KeySpan Corp.	98,857	3,635,960
Kinder Morgan, Inc.	135,000	12,981,600
NiSource, Inc.	150,000	3,637,500
ONEOK, Inc.	272,600	9,273,852
Questar Corp.	200,000	17,624,000
Western Gas Resources, Inc.	100,000	5,123,000
Williams Co., Inc. (The)	950,000	23,797,500
		$102,610,179
Integrated Oil — 3.7%
BP PLC ADR	25,000	1,771,250
Exxon Mobil Corp.	100,000	6,354,000
Marathon Oil Corp.	100,000	6,893,000
Statoil ASA	250,000	6,195,656
Statoil ASA ADR	250,000	6,172,500
Total SA ADR	50,000	6,791,000
		$34,177,406
Oil and Gas - Exploration and Production — 4.5%
Denbury Resources, Inc. (1)	25,000	1,261,000
Niko Resources, Ltd.	50,000	2,197,139
Southwestern Energy Co. (1)	302,000	22,166,800
Talisman Energy, Inc.	170,000	8,302,800
Vintage Petroleum, Inc.	150,000	6,849,000
		$40,776,739
Oil and Gas - Refining and Marketing — 1.3%
Neste Oil Oyj	312,500	11,571,894
		$11,571,894
Semiconductors — 0.0%
Ikanos Communications (1)	12,823	157,595
		$157,595
Telecommunications Services — 18.7%
BCE, Inc.	585,400	16,063,376
BellSouth Corp.	550,000	14,465,000
Chunghwa Telecom Co., Ltd. ADR	154,800	2,865,348
Commonwealth Telephone Enterprises, Inc.	100,000	3,770,000

Consolidated Communications Holdings, Inc. (1)	35,000	$476,000
Deutsche Telekom AG ADR	300,000	5,472,000
Fairpoint Communciations, Inc.	150,000	2,194,500
France Telecom SA	500,000	14,429,732
Koninklijke (Royal) KPN NV	300,000	2,701,322
SBC Communications, Inc.	650,000	15,580,500
Sprint Corp.	510,000	12,127,800
TDC A/S	335,600	18,112,037
Telecom Corporation of New Zealand Ltd.	1,000,000	4,180,064
Telecom Italia SPA	1,000,000	2,793,895
Telefonos de Mexico SA de CV (Telmex) ADR	500,000	10,635,000
Telenor ASA	500,000	4,492,343
TELUS Corp.	500,000	20,370,000
Verizon Communications, Inc.	590,000	19,287,100
		$170,016,017
Transportation — 0.6%
Macquarie Infrastructure Group	750,000	2,298,598
Societe des Autoroutes du Nord et de l’Est de la France (1)	15,850	992,741
Societe des Autoroutes Paris-Rhin-Rhone	30,000	2,024,597
		$5,315,936
Utilities - Electric and Gas — 7.0%
CMS Energy Corp. (1)	1,275,000	20,973,750
Constellation Energy Group, Inc.	25,000	1,540,000
Energy East Corp.	400,000	10,076,000
MDU Resources Group, Inc.	130,000	4,634,500
National Grid PLC	494,772	4,658,965
Sempra Energy	320,000	15,059,200
Suez SA	100,000	2,898,414
Wisconsin Energy Corp.	100,000	3,992,000
		$63,832,829
Water Utilities — 2.1%
Aqua America, Inc.	325,000	12,356,500
United Utilities PLC	630,207	7,289,363
		$19,645,863
Wireless Telecommunication Services — 5.5%
Alltel Corp.	210,000	13,673,100
Centennial Communications Corp. (1)	7,100	106,358
China Netcom Group Corp. (Hong Kong), Ltd. ADR	2,500	85,850

Leap Wireless International, Inc. (1)	150,000	$5,280,000
O2 PLC (1)	5,000,000	13,957,217
Vodafone Group PLC	650,000	16,880,500
		$49,983,025
Total Common Stocks (identified cost $620,726,619)		$894,513,868

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Gas Utilities — 0.4%
Williams Holdings of Delaware (3)	29,400	$3,421,425
		$3,421,425
Total Convertible Preferred Stocks (identified cost $1,470,000)		$3,421,425

Preferred Stocks — 0.2%

Security	Shares	Value
Broadcasting and Cable — 0.2%
Ovation, Inc. (PIK) (1)(2)	807	$1,566,000
		$1,566,000
Total Preferred Stocks (identified cost $3,595,224)		$1,566,000

Convertible Bonds — 0.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Reliant Resources, Inc., 5.00%, 8/15/10 (3)	$100	$174,250
Total Convertible Bonds (identified cost, $100,000)		$174,250

Warrants — 0.0%

Security	Shares	Value
Communications Equipment — 0.0%
Lucent Technologies, Inc., Exp. 12/10/07 (1)	8,205	$7,795
		$7,795
Total Warrants (identified cost $0)		$7,795

Commercial Paper — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value
UBS Finance LLC, 3.86%, 10/3/05	$16,617	$16,613,436
Total Commercial Paper (at amortized cost, $16,613,437)		$16,613,436

Short-Term Investments — 0.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 100.9% (identified cost $644,505,280)		$918,296,774
Other Assets, Less Liabilities — (0.9)%		$(8,124,674)
Net Assets — 100.0%		$910,172,100

ADR	—	American Depository Receipt
PIK	—	Payment In Kind.
(1)		Non-income producing security.
(2)		Private Placement security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate value of the securities is $3,595,675 or 0.4% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Spain	0%	$61,523
Hong Kong	0%	85,850
Greece	0.2%	1,435,281
Australia	0.2%	2,298,598
Netherlands	0.3%	2,701,322
Taiwan	0.3%	2,865,348
Bermuda	0.3%	3,156,750
New Zealand	0.5%	4,180,064
Mexico	1.2%	10,635,000
Norway	1.8%	16,860,499
Italy	1.9%	17,117,067
Denmark	2%	18,112,037
Finland	2.3%	20,632,354
Germany	4.1%	37,305,516
France	4.4%	39,903,972
Canada	6.9%	62,570,688
United Kingdom	8.6%	78,404,387
United States	65.9%	599,970,518

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$644,505,280
Gross unrealized appreciation	$282,391,002
Gross unrealized depreciation	(8,599,508)
Net unrealized appreciation	$273,791,494

The net unrealized appreciation on foreign currency at September 30, 2005, was $8,290.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Utilities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	November 18, 2005